Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Retained Earning

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(In millions)
PRC statutory reserve funds	2,031	2,096	300
Unreserved retained earnings	178,042	175,598	25,110

Total retained earnings	180,073	177,694	25,410

Changes in Accumulated Other Comprehensive Income (Loss) by Component, Net of Tax
The changes in accumulated other comprehensive income (loss) by component, net of tax, were as follows:

	Foreign currency translation adjustments	Unrealized gains (losses) on available-for-sale investments	Unrealized gains (losses) on derivatives	Total
	RMB	RMB	RMB	RMB
	(In millions)
Balance at December 31, 2022	(1,326)	457	1,415	546
Other comprehensive loss before reclassification	(626)	(188)	(422)	(1,236)
Amounts reclassified from accumulated other comprehensive loss	(287)	(13)	—	(300)

Net current-period other comprehensive loss	(913)	(201)	(422)	(1,536)
Other comprehensive income attribute to noncontrolling interests and redeemable noncontrolling interests	88	7	—	95

Balance at December 31, 2023	(2,151)	263	993	(895)

Other comprehensive income (loss) before reclassification	(428)	103	(387)	(712)
Amounts reclassified from accumulated other comprehensive income (loss)	(338)	71	—	(267)

Net current-period other comprehensive income (loss)	(766)	174	(387)	(979)
Other comprehensive income attribute to noncontrolling interests and redeemable noncontrolling interests	71	—	—	71

Balance at December 31, 2024	(2,846)	437	606	(1,803)

Other comprehensive income (loss) before reclassification	624	(79)	(511)	34
Amounts reclassified from accumulated other comprehensive loss	—	(17)	—	(17)

Net current-period other comprehensive income (loss)	624	(96)	(511)	17
Other comprehensive income attribute to noncontrolling interests and redeemable noncontrolling interests	73	63	—	136

Balance at December 31, 2025	(2,149)	404	95	(1,650)

Balance at December 31, 2025, in US$	(308)	58	14	(236)

Tax Effect Allocated to Each Component of Other Comprehensive Loss
The following table sets forth the tax expense allocated to each component of other comprehensive loss for the years ended December 31, 2023, 2024 and 2025:

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(In millions)
Unrealized losses on available-for-sale investments
Other comprehensive loss before reclassification	(13)	(18)	(4)	(1)